Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Managed Portfolio Series
Entity Central Index Key	0001511699
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Investor Class
Shareholder Report [Line Items]
Fund Name	Jackson Square Large-Cap Growth Fund
Class Name	Investor Class
Trading Symbol	JSPJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Jackson Square Large-Cap Growth Fund for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://jspartners.com/funds/. You can also request this information by contacting us at 1-844-577-3863.
Additional Information Phone Number	1-844-577-3863
Additional Information Website	https://jspartners.com/funds/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$112	0.94%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For LCG, the top two detractors over the period were Boeing and CME, where these companies experienced transitory fundamental headwinds (Boeing) or became out-of-favor due to risk-seeking market sentiment (CME). Our top two contributors were KKR and Intuitive Surgical, where KKR continues to compound its fee-earning asset base at an above-consensus rate, while strong system placements and procedure growth drove positive earnings revisions at Intuitive. Extreme narrowness of index returns (concentrated in the “Magnificent 7”), most pronounced in 2Q’24, was also a headwind to performance.

Top Contributors
↑	KKR & Co.
↑	Intuitive Surgical

Top Detractors
↓	Boeing
↓	CME Group

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Class (without sales charge)	37.83	11.96	10.45
Bloomberg US 1000 Total Return Index	37.91	14.88	12.70
Bloomberg US 1000 Growth Total Return Index	41.80	17.20	14.88
Russell 1000 Growth Total Return	43.77	19.00	16.18

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://jspartners.com/funds/ for more recent performance information. Visit https://jspartners.com/funds/ for more recent performance information.
Net Assets	$ 198,233,573
Holdings Count | $ / shares	27
Advisory Fees Paid, Amount	$ 911,225
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$198,233,573
Number of Holdings	27
Net Advisory Fee	$911,225
Portfolio Turnover	13%

Holdings [Text Block]

Top Holdings	(%)
Microsoft	11.5%
NVIDIA	10.9%
Amazon.com	8.1%
Alphabet - Class A	6.1%
Mastercard - Class A	5.1%
Visa - Class A	4.4%
CME Group	4.1%
Waste Management	3.8%
ServiceNow	3.7%
Uber Technologies	3.6%

Updated Prospectus Web Address	https://jspartners.com/funds/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Jackson Square Large-Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	JSPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Jackson Square Large-Cap Growth Fund for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://jspartners.com/funds/. You can also request this information by contacting us at 1-844-577-3863.
Additional Information Phone Number	1-844-577-3863
Additional Information Website	https://jspartners.com/funds/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$87	0.73%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For LCG, the top two detractors over the period were Boeing and CME, where these companies experienced transitory fundamental headwinds (Boeing) or became out-of-favor due to risk-seeking market sentiment (CME). Our top two contributors were KKR and Intuitive Surgical, where KKR continues to compound its fee-earning asset base at an above-consensus rate, while strong system placements and procedure growth drove positive earnings revisions at Intuitive. Extreme narrowness of index returns (concentrated in the “Magnificent 7”), most pronounced in 2Q’24, was also a headwind to performance.

Top Contributors
↑	KKR & Co.
↑	Intuitive Surgical

Top Detractors
↓	Boeing
↓	CME Group

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class (without sales charge)	38.22	12.21	10.72
Bloomberg US 1000 Total Return Index	37.91	14.88	12.70
Bloomberg US 1000 Growth Total Return Index	41.80	17.20	14.88
Russell 1000 Growth Total Return	43.77	19.00	16.18

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://jspartners.com/funds/ for more recent performance information. Visit https://jspartners.com/funds/ for more recent performance information.
Net Assets	$ 198,233,573
Holdings Count | $ / shares	27
Advisory Fees Paid, Amount	$ 911,225
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$198,233,573
Number of Holdings	27
Net Advisory Fee	$911,225
Portfolio Turnover	13%

Holdings [Text Block]

Top Holdings	(%)
Microsoft	11.5%
NVIDIA	10.9%
Amazon.com	8.1%
Alphabet - Class A	6.1%
Mastercard - Class A	5.1%
Visa - Class A	4.4%
CME Group	4.1%
Waste Management	3.8%
ServiceNow	3.7%
Uber Technologies	3.6%

Updated Prospectus Web Address	https://jspartners.com/funds/
IS Class
Shareholder Report [Line Items]
Fund Name	Jackson Square Large-Cap Growth Fund
Class Name	IS Class
Trading Symbol	DPLGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Jackson Square Large-Cap Growth Fund for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://jspartners.com/funds/. You can also request this information by contacting us at 1-844-577-3863.
Additional Information Phone Number	1-844-577-3863
Additional Information Website	https://jspartners.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
IS Class	$76	0.64%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For LCG, the top two detractors over the period were Boeing and CME, where these companies experienced transitory fundamental headwinds (Boeing) or became out-of-favor due to risk-seeking market sentiment (CME). Our top two contributors were KKR and Intuitive Surgical, where KKR continues to compound its fee-earning asset base at an above-consensus rate, while strong system placements and procedure growth drove positive earnings revisions at Intuitive. Extreme narrowness of index returns (concentrated in the “Magnificent 7”), most pronounced in 2Q’24, was also a headwind to performance.

Top Contributors
↑	KKR & Co.
↑	Intuitive Surgical

Top Detractors
↓	Boeing
↓	CME Group

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (05/02/2016)
IS Class (without sales charge)	38.31	12.34	12.82
Bloomberg US 1000 Total Return Index	37.91	14.88	14.35
Bloomberg US 1000 Growth Total Return Index	41.80	17.20	16.71
Russell 1000 Growth Total Return	43.77	19.00	18.15

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://jspartners.com/funds/ for more recent performance information. Visit https://jspartners.com/funds/ for more recent performance information.
Net Assets	$ 198,233,573
Holdings Count | $ / shares	27
Advisory Fees Paid, Amount	$ 911,225
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$198,233,573
Number of Holdings	27
Net Advisory Fee	$911,225
Portfolio Turnover	13%

Holdings [Text Block]

Top Holdings	(%)
Microsoft	11.5%
NVIDIA	10.9%
Amazon.com	8.1%
Alphabet - Class A	6.1%
Mastercard - Class A	5.1%
Visa - Class A	4.4%
CME Group	4.1%
Waste Management	3.8%
ServiceNow	3.7%
Uber Technologies	3.6%

Updated Prospectus Web Address	https://jspartners.com/funds/
Investor Class
Shareholder Report [Line Items]
Fund Name	Jackson Square SMID-Cap Growth Fund
Class Name	Investor Class
Trading Symbol	JSMVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Jackson Square SMID-Cap Growth Fund for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://jspartners.com/funds/. You can also request this information by contacting us at 1-844-577-3863.
Additional Information Phone Number	1-844-577-3863
Additional Information Website	https://jspartners.com/funds/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$134	1.23%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.23%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For SMID, the top two detractors over the period were Grocery Outlet and Pacific Biosciences. GO’s material detraction over the last year has been due primarily to a disruptive ERP installation that temporarily reduced the company’s ability to track inventory in real time across its network of stores. This temporary headwind has now been lapped and the company has provided a constructive framework for 2025 expected operating performance. Pacific Bioscience’s underperformance has been tied to end market issues. Specifically, decision cycles and budget constraints for academic labs as well as weakness in China have hindered sales of genomics capital equipment. The top contributors were Howmet Aerospace and Wix. Both companies executed well and drive outsized operating margin expansion in the face of stagnant end market conditions. With recent exuberance returning to the market, SMID’s defensive attributes have kept the portfolio from trailing an index that is approximately 45% comprised of companies not earning profits. As the speculative fervor from expected rate cuts and a Trump election fades, we expect market focus to return to fundamentals.

Top Contributors
↑	Howmet Aerospace
↑	Wix.com

Top Detractors
↓	Grocery Outlet Holding
↓	Pacific Biosciences of California

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (09/19/2016)
Investor Class (without sales charge)	18.03	0.32	5.54
Bloomberg US 1000 Total Return Index	37.91	14.88	14.53
Bloomberg US 2500 Growth Total Return Index	35.61	9.13	10.63
Russell 2500 Growth Total Return	34.21	9.14	10.64

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://jspartners.com/funds/ for more recent performance information. Visit https://jspartners.com/funds/ for more recent performance information.
Net Assets	$ 206,741,946
Holdings Count | $ / shares	31
Advisory Fees Paid, Amount	$ 3,233,877
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$206,741,946
Number of Holdings	31
Net Advisory Fee	$3,233,877
Portfolio Turnover	48%

Holdings [Text Block]

Top Holdings	(%)
New York Times - Class A	6.4%
Clean Harbors	5.0%
Wyndham Hotels & Resorts	4.8%
MarketAxess Holdings	4.7%
LendingClub	4.6%
Bio-Techne	4.2%
SiteOne Landscape Supply	4.1%
Howmet Aerospace	4.0%
Aspen Technology	4.0%
Stevanato Group	3.6%

Updated Prospectus Web Address	https://jspartners.com/funds/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Jackson Square SMID-Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	JSMTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Jackson Square SMID-Cap Growth Fund for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://jspartners.com/funds/. You can also request this information by contacting us at 1-844-577-3863.
Additional Information Phone Number	1-844-577-3863
Additional Information Website	https://jspartners.com/funds/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$107	0.98%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For SMID, the top two detractors over the period were Grocery Outlet and Pacific Biosciences. GO’s material detraction over the last year has been due primarily to a disruptive ERP installation that temporarily reduced the company’s ability to track inventory in real time across its network of stores. This temporary headwind has now been lapped and the company has provided a constructive framework for 2025 expected operating performance. Pacific Bioscience’s underperformance has been tied to end market issues. Specifically, decision cycles and budget constraints for academic labs as well as weakness in China have hindered sales of genomics capital equipment. The top contributors were Howmet Aerospace and Wix. Both companies executed well and drive outsized operating margin expansion in the face of stagnant end market conditions. With recent exuberance returning to the market, SMID’s defensive attributes have kept the portfolio from trailing an index that is approximately 45% comprised of companies not earning profits. As the speculative fervor from expected rate cuts and a Trump election fades, we expect market focus to return to fundamentals.

Top Contributors
↑	Howmet Aerospace
↑	Wix.com

Top Detractors
↓	Grocery Outlet Holding
↓	Pacific Biosciences of California

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (09/16/2016)
Institutional Class (without sales charge)	18.41	0.58	5.84
Bloomberg US 1000 Total Return Index	37.91	14.88	14.52
Bloomberg US 2500 Growth Total Return Index	35.61	9.13	10.68
Russell 2500 Growth Total Return	34.21	9.14	10.70

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://jspartners.com/funds/ for more recent performance information. Visit https://jspartners.com/funds/ for more recent performance information.
Net Assets	$ 206,741,946
Holdings Count | $ / shares	31
Advisory Fees Paid, Amount	$ 3,233,877
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$206,741,946
Number of Holdings	31
Net Advisory Fee	$3,233,877
Portfolio Turnover	48%

Holdings [Text Block]

Top Holdings	(%)
New York Times - Class A	6.4%
Clean Harbors	5.0%
Wyndham Hotels & Resorts	4.8%
MarketAxess Holdings	4.7%
LendingClub	4.6%
Bio-Techne	4.2%
SiteOne Landscape Supply	4.1%
Howmet Aerospace	4.0%
Aspen Technology	4.0%
Stevanato Group	3.6%

Updated Prospectus Web Address	https://jspartners.com/funds/
IS Class
Shareholder Report [Line Items]
Fund Name	Jackson Square SMID-Cap Growth Fund
Class Name	IS Class
Trading Symbol	DCGTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Jackson Square SMID-Cap Growth Fund for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://jspartners.com/funds/. You can also request this information by contacting us at 1-844-577-3863.
Additional Information Phone Number	1-844-577-3863
Additional Information Website	https://jspartners.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
IS Class	$96	0.88%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For SMID, the top two detractors over the period were Grocery Outlet and Pacific Biosciences. GO’s material detraction over the last year has been due primarily to a disruptive ERP installation that temporarily reduced the company’s ability to track inventory in real time across its network of stores. This temporary headwind has now been lapped and the company has provided a constructive framework for 2025 expected operating performance. Pacific Bioscience’s underperformance has been tied to end market issues. Specifically, decision cycles and budget constraints for academic labs as well as weakness in China have hindered sales of genomics capital equipment. The top contributors were Howmet Aerospace and Wix. Both companies executed well and drive outsized operating margin expansion in the face of stagnant end market conditions. With recent exuberance returning to the market, SMID’s defensive attributes have kept the portfolio from trailing an index that is approximately 45% comprised of companies not earning profits. As the speculative fervor from expected rate cuts and a Trump election fades, we expect market focus to return to fundamentals.

Top Contributors
↑	Howmet Aerospace
↑	Wix.com

Top Detractors
↓	Grocery Outlet Holding
↓	Pacific Biosciences of California

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
IS Class (without sales charge)	18.46	0.68	6.51
Bloomberg US 1000 Total Return Index	37.91	14.88	12.70
Bloomberg US 2500 Growth Total Return Index	35.61	9.13	9.58
Russell 2500 Growth Total Return	34.21	9.14	9.48

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://jspartners.com/funds/ for more recent performance information. Visit https://jspartners.com/funds/ for more recent performance information.
Net Assets	$ 206,741,946
Holdings Count | $ / shares	31
Advisory Fees Paid, Amount	$ 3,233,877
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$206,741,946
Number of Holdings	31
Net Advisory Fee	$3,233,877
Portfolio Turnover	48%

Holdings [Text Block]

Top Holdings	(%)
New York Times - Class A	6.4%
Clean Harbors	5.0%
Wyndham Hotels & Resorts	4.8%
MarketAxess Holdings	4.7%
LendingClub	4.6%
Bio-Techne	4.2%
SiteOne Landscape Supply	4.1%
Howmet Aerospace	4.0%
Aspen Technology	4.0%
Stevanato Group	3.6%

Updated Prospectus Web Address	https://jspartners.com/funds/